Average Annual Total Returns - Class A I R6 and T Shares - Voya US High Dividend Low Volatilty Fund	Class A before taxes 1 Yr	Class A before taxes 5 Yrs	Class A before taxes 10 Yrs	Class A before taxes Since Inception	Class A before taxes Inception Date	Class A After tax on distributions 1 Yr	Class A After tax on distributions 5 Yrs	Class A After tax on distributions 10 Yrs	Class A After tax on distributions Since Inception	Class A After tax on distributions with sale 1 Yr	Class A After tax on distributions with sale 5 Yrs	Class A After tax on distributions with sale 10 Yrs	Class A After tax on distributions with sale Since Inception	Class A Russell 1000® Index 1 Yr		Class A Russell 1000® Index 5 Yrs	Class A Russell 1000® Index 10 Yrs	Class A Russell 1000® Index Since Inception		Class I 1 Yr	Class I 5 Yrs	Class I 10 Yrs	Class I Since Inception	Class I Inception Date	Class I Russell 1000® Index 1 Yr		Class I Russell 1000® Index 5 Yrs	Class I Russell 1000® Index 10 Yrs	Class I Russell 1000® Index Since Inception
Total	17.82%			10.09%	Dec. 06, 2016	17.00%			8.79%	10.72%			7.50%	31.43%	[1]	[1]	[1]	15.13%	[1]	25.44%			12.66%	Dec. 06, 2016	31.43%	[1]	[1]	[1]	15.13%	[1]

[1]	The index returns do not reflect deductions for fees, expenses, or taxes.